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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436

CAPSTONE SERIES FUND INC.

(Exact name of registrant as specified in charter)

5847 SAN FELIPE SUITE 4100 HOUSTON, TX 77057

(Address of principal executive offices) (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 10/31/04

Date of reporting period: 7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

CAPSTONE SERIES FUND, INC.

GROWTH FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
COMMON STOCKS (99.3%)
Aerospace & Defense (3.9%)

United Technologies Corp.	19,240	$1,798,940

Banks (6.3%)

U.S. Bancorp	43,560	1,232,748
Wells Fargo & Co.	28,610	1,642,500

		2,875,248

Beverages (3.0%)

Coca-Cola Co.	31,640	1,387,730

Biotechnology (2.0%)

Amgen, Inc. (b)	15,760	896,429

Building Materials (2.9%)

American Standard Cos., Inc. (b)	35,190	1,333,349

Computer Hardware (3.7%)

Dell, Inc. (b)	29,760	1,055,587
Microchip Technology, Inc.	21,560	624,593

		1,680,180

Computer Services & Software (6.0%)

Fiserv, Inc. (b)	18,500	633,810
Microsoft Corp.	74,060	2,107,748

		2,741,558

Consumer Products (1.5%)

Procter & Gamble Co.	13,080	682,122

Containers (2.1%)

Pactiv Corp. (b)	40,440	953,575

Diversified Manufacturing (6.9%)

Danaher Corp.	20,680	1,047,442
General Electric Co.	63,390	2,107,718

		3,155,160

Electronics (1.5%)

L-3 Communications Holdings, Inc.	11,230	686,715

Financial Services (15.3%)

American International Group, Inc.	25,146	1,776,565
Citigroup, Inc.	42,622	1,879,203
Fannie Mae	18,680	1,325,533
Merrill Lynch & Co., Inc.	29,270	1,455,304
SLM Corp.	14,740	558,941

		6,995,546

Healthcare (1.0%)

UnitedHealth Group, Inc.	7,350	462,315

Media (3.5%)

McGraw-Hill Cos., Inc.	21,260	1,595,776

CAPSTONE SERIES FUND, INC.

GROWTH FUND

Schedule of Portfolio Investments

July 31, 2004

(Unaudited)

	Shares	Value $
Medical Products (3.9%)

Johnson & Johnson	24,280	1,341,956
Stryker Corp.	9,640	459,635

		1,801,591

Oil & Gas (9.1%)

ChevronTexaco Corp.	21,580	2,064,127
Exxon Mobil Corp.	45,370	2,100,631

		4,164,758

Pharmaceuticals (6.7%)

Allergan, Inc.	5,200	393,328
Forest Laboratories, Inc. (b)	7,950	399,806
Gilead Sciences, Inc. (b)	8,580	554,611
Pfizer, Inc.	53,697	1,716,156

		3,063,901

Retail - Restaurants (1.8%)

Yum! Brands, Inc.	20,950	804,271

Retail Stores (10.2%)

Lowe’s Cos., Inc.	13,760	670,387
Target Corp.	25,360	1,105,696
Wal-Mart Stores, Inc.	35,210	1,866,482
Walgreen Co.	27,650	1,006,460

		4,649,025

Semiconductors (3.8%)

KLA-Tencor Corp. (b)	19,130	788,347
Maxim Integrated Products, Inc.	20,200	971,620

		1,759,967

Telecommunications (4.2%)

Cisco Systems, Inc. (b)	53,720	1,120,600
QUALCOMM, Inc.	11,780	813,762

		1,934,362

TOTAL COMMON STOCKS		45,422,518

INVESTMENT COMPANIES (0.7%)

AIM Prime Money Market Fund, Institutional Class	17,822	17,822
Fifth Third Institutional Government Money Market Fund	292,284	292,284

TOTAL INVESTMENT COMPANIES		310,106

TOTAL INVESTMENTS (Cost $41,624,602) (a) — 100.0%		45,732,624
Liabilities in excess of other assets — 0.0%		(493)

NET ASSETS — 100.0%		$45,732,131

(a)	Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation	$6,039,246
Unrealized depreciation	(1,931,224)

Net unrealized appreciation	$4,108,022

(b)	Represents non-income producing security.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capstone Series Fund, Inc.

By (Signature and Title)* /s/ Edward L. Jaroski                   Edward L. Jaroski - President & Chairman of the Board

Date 9/21/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Richard A. Nunn                                               Richard A. Nunn - Senior Vice President

Date 9/21/04

By (Signature and Title)* /s/ Carla Homer                                                                               Carla Homer - Treasurer

Date 9/21/04

*	Print the name and title of each signing officer under his or her signature.